Income taxes - Schedule of components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Fixed assets and intangibles	$ 17	$ 135
Leases	378	106
Accrued expenses	2,741	2,066
Net operating loss carryforward	31,868	6,679
Stock options	5,508	0
Investment difference	0	148
R&D credit carryforward	616	325
Other	402	0
Subtotal	41,530	9,459
Less: valuation allowance	(40,760)	(9,297)
Total deferred tax assets	770	162
Deferred tax liabilities:
Leases	(370)	(101)
Prepaid expenses	(400)	(61)
Total deferred tax liability	(770)	(162)
Net deferred tax asset (liability)	$ 0	$ 0